Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Staples Distribution & Retail — 3.9%
Alibaba Health Information Technology Ltd.(a)	16,000	$9,425
Dada Nexus Ltd., ADR(a)	6,422	24,660
DocMorris AG(a)	328	13,638
JD Health International Inc.(a)(b)	1,600	7,268
Ping An Healthcare and Technology Co. Ltd.(a)(b)	1,600	3,738
Shop Apotheke Europe NV(a)(b)	372	41,655
		100,384
Diversified Consumer Services — 4.3%
2U Inc.(a)	1,862	3,947
Chegg Inc.(a)	2,982	22,455
Duolingo Inc, Class A(a)	490	71,565
New Oriental Education & Technology Group Inc.(a)	2,200	14,344
		112,311
Diversified Telecommunication Services — 0.3%
Bandwidth Inc., Class A(a)	816	8,658

Entertainment — 20.3%
Electronic Arts Inc.	600	74,274
HUYA Inc., ADR(a)	2,204	6,899
iQIYI Inc., ADR(a)	13,408	62,481
Kahoot! ASA(a)	682	2,136
Netflix Inc.(a)	189	77,810
Paradox Interactive AB	70	1,332
Roku Inc.(a)	1,272	75,773
Spotify Technology SA(a)	503	82,874
Take-Two Interactive Software Inc.(a)(c)	556	74,365
Ubisoft Entertainment SA(a)(c)	2,402	68,490
XD Inc.(a)	800	1,212
		527,646
Health Care Technology — 2.0%
Teladoc Health Inc.(a)	3,130	51,770

Hotels, Restaurants & Leisure — 10.1%
Deliveroo PLC, Class A(a)(b)	29,080	45,949
Delivery Hero SE(a)(b)	2,086	53,310
DoorDash Inc., Class A(a)	1,126	84,394
Just Eat Takeaway.com NV(a)(b)	5,506	67,094
Meituan, Class B(a)(b)	650	9,214
Zomato Ltd.(a)	1,380	1,745
		261,706
Household Durables — 0.3%
GN Store Nord A/S(a)	404	6,741

Interactive Media & Services — 10.9%
Bumble Inc., Class A(a)	2,535	34,070
fuboTV Inc.(a)	7,392	17,889
Hello Group Inc., ADR	3,626	25,672
JOYY Inc., ADR	1,168	45,459
Match Group Inc.(a)	1,964	67,954
Meitu Inc.(b)	7,000	2,808
Rumble Inc.(a)(c)	1,910	8,576
Snap Inc., Class A, NVS(a)	7,348	73,553
Tencent Holdings Ltd.	200	7,402
		283,383
IT Services — 3.2%
Cloudflare Inc., Class A(a)	1,082	61,339
Megaport Ltd.(a)	3,680	22,506
		83,845
Security	Shares	Value

Leisure Products — 1.5%
Peloton Interactive Inc., Class A(a)(c)	7,966	$37,918

Media — 0.0%
Viaplay Group AB, Class B(a)(c)	176	377

Software — 43.0%
8x8 Inc.(a)(c)	4,016	9,558
Asana Inc., Class A(a)	3,002	55,447
Box Inc., Class A(a)	2,638	65,581
Braze Inc., Class A(a)	1,872	79,710
Cerence Inc.(a)	1,454	22,261
Consensus Cloud Solutions Inc.(a)	694	14,983
Dropbox Inc., Class A(a)	3,234	85,054
Everbridge Inc.(a)	1,492	30,750
Five9 Inc.(a)	1,088	62,962
GB Group PLC	11,354	32,995
Gen Digital Inc	4,260	70,972
Instructure Holdings Inc.(a)	374	9,212
Life360 Inc.(a)(b)	3,102	15,456
LivePerson Inc.(a)	2,632	6,948
Microsoft Corp.	228	77,089
Mitek Systems Inc.(a)	1,610	17,195
Monday.com Ltd.(a)	438	56,936
Nice Ltd.(a)	94	14,410
PagerDuty Inc.(a)	3,212	64,786
PowerSchool Holdings Inc., Class A(a)	1,380	27,490
RingCentral Inc., Class A(a)	2,174	57,785
Smartsheet Inc., Class A(a)	1,574	62,236
Tyler Technologies Inc.(a)(c)	192	71,597
Verint Systems Inc.(a)	2,046	38,485
Zoom Video Communications Inc., Class A(a)	1,142	68,497
		1,118,395

Total Long-Term Investments — 99.8%
(Cost: $4,985,511)		2,593,134

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	222,410	222,499

Total Short-Term Securities — 8.6%
(Cost: $222,486)		222,499

Total Investments — 108.4%
(Cost: $5,207,997)		2,815,633

Liabilities in Excess of Other Assets — (8.4)%		(218,181)

Net Assets — 100.0%		$2,597,452

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$437,802	$—		$(215,295	)(a)	$(7)	$(1)	$222,499	222,410	$607	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	35		—
						$(7)	$(1)	$222,499		$642		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,195,837	$397,297	$—	$2,593,134
Short-Term Securities
Money Market Funds	222,499	—	—	222,499
	$2,418,336	$397,297	$—	$2,815,633

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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